Warrants (Details Narrative)		12 Months Ended
	Apr. 20, 2023 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options		2 years 10 months 2 days	3 years 9 months 7 days	3 years 9 months 7 days
Shares issued		1,120,055	981,369	981,369
Payment of cash finder's fee			$ 736	$ 1,000
Number of warrants, Issued	333		333	333
Fair value of warrants | $
Losses on change in fair value of derivatives | $					$ 4,827
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options		5 months 8 days	1 year 2 months 1 day	1 year 2 months 1 day
Shares issued			5,369,573	5,369,573
Payment of cash finder's fee | $			$ 205,349
Number of warrants, Issued			6,963,840	6,963,840	1,480,545
Fair value of warrants | $	$ 216,777
Warrants [member] | Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued			1,388,918	1,388,918